CONSOLIDATED STATEMENT OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net revenue	$ 142,282,919	$ 126,161,270	$ 52,819,786
Cost of revenue	86,085,046	66,458,217	26,501,853
Gross profit	56,197,873	59,703,053	26,317,933
Operating expenses:
Film participation expenses	438,636	321,100	696,101
Selling and marketing expenses	18,490,433	18,506,262	7,213,519
General and administrative expenses	41,890,064	28,371,497	9,305,393
Total operating expenses	60,819,133	47,198,859	17,215,013
Government subsidies	3,866,700	220,559	88,147
Operating income (loss)	(754,560)	12,724,753	9,191,067
Other income:
Interest income from bank deposits	246,423	248,266	16,125
Interest income from loan to producer of TV series		141,545	856,788
Interest expenses	(399,319)	(589,833)	(409,599)
Gain on extinguishment of liability			488,799
Exchange gain	373,265	1,748,044	16,464
Loss on disposal of an equity method investment	(5,584)
Other income	288,157	770,081	225,095
Changes in fair value of derivatives			(14,528,000)
(Loss) income before income tax and equity in earnings of equity method investments, net of tax	(251,618)	15,042,856	(4,143,261)
Provision for income taxes	1,322,368	473,542	91,053
Equity in earnings of equity method investments, net of tax	5,604	3,062	11,254
Net (loss) income	(1,568,382)	14,572,376	(4,223,060)
Less: Net (loss) income attributable to the noncontrolling interests	(284,500)	140,295	(131,686)
Net (loss) income attributable to Bona Film Group Limited	(1,283,882)	14,432,081	(4,091,374)
Net (loss) income attributable to holders of ordinary shares of Bona Film Group Limited	(1,283,882)	14,432,081	(6,241,520)
Net (loss) income per ordinary share
Basic (in dollars per share)	$ (0.04)	$ 0.49	$ (0.49)
Diluted (in dollars per share)	$ (0.04)	$ 0.48	$ (0.49)
Weighted average shares used in calculating net income per ordinary share
Basic (in shares)	29,514,979	29,353,936	12,758,575
Diluted (in shares)	29,514,979	29,844,462	12,758,575
Share-based compensation expenses
Share-based compensation	4,803,163	3,647,144	447,345
Selling and marketing expenses
Share-based compensation expenses
Share-based compensation			40,418
General and administrative expenses
Share-based compensation expenses
Share-based compensation	4,803,163	3,647,144	406,927
Series A convertible redeemable preferred shares
Other income:
Deemed dividend on convertible redeemable preferred shares			1,053,766
Series B convertible redeemable preferred shares
Other income:
Deemed dividend on convertible redeemable preferred shares			$ 1,096,380